PROSKAUER ROSE LLP

Eleven Times Square
New York, New York 10036

March 2, 2018

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549

Attention: Karen Rossotto

Re:	Dreyfus Alcentra Multi-Strategy Global Credit Fund, Inc. (the "Fund") Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of the Fund, we transmit herewith for filing with the Securities and Exchange Commission (the "SEC") the Fund's Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's Notification of Registration on Form N-8A under the 1940 Act was filed with the SEC on February 2, 2018.

Please direct any questions or comments to me at 212.969.3346 or lconnolly@proskauer.com, or to Nicole M. Runyan at 212.969.3361 or nrunyan@proskauer.com.

Very truly yours,

/s/ Lauren Connolly
Lauren Connolly

cc:	Nicole M. Runyan

Jeff S. Prusnofsky